Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	670,607	108,950
Compensation and related taxes	2,275,937	23,296,390
Professional and consulting expenses	14,572,616	33,622,510
Occupancy expenses - related party	40,932	26,560
Research and development	625,477	223,721
TOTAL OPERATING EXPENSES	18,185,569	57,278,131
LOSS FROM OPERATIONS	(18,185,569)	(57,278,131)
OTHER INCOME (EXPENSE)
Interest expense	(430,539)	(563,757)
Interest income	161	9
Derivative expense		(333,596)
Change in fair value of derivative liabilities	13,709	212,450
Change in fair value of warrant liability	(99,695)
Other expense	(6,000)
Settlement expense	(320,000)
Gain (loss) on extinguishment of debt, net	133,071	(871,032)
Foreign currency transaction gain (loss)	32,152	(89,243)
TOTAL OTHER INCOME (EXPENSE), NET	(677,141)	(1,645,169)
LOSS BEFORE TAXES	(18,862,710)	(58,923,300)
Tax benefit
NET LOSS	(18,862,710)	(58,923,300)
Deemed Dividend	(932,246)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (19,794,956)	$ (58,923,300)
BASIC NET LOSS PER SHARE	$ (17.62)	$ (371.22)
DILUTED NET LOSS PER SHARE	$ (17.62)	$ (371.22)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	1,123,709	158,727
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	1,123,709	158,727
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ (142,662)	$ 49,336
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(142,662)	49,336
TOTAL COMPREHENSIVE LOSS	$ (19,937,618)	$ (58,873,964)